Pension and Postretirement Benefit Plans and Defined Contribution Plans - One-Percentage-Point Increase or Decrease in the Healthcare Cost Trend Rate (Detail) (Postretirement Plans [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost components, increase	$ 17
Effect on total service and interest cost components, decrease	(16)
Effect on postretirement benefit obligation, increase	333
Effect on postretirement benefit obligation, decrease	$ (293)